Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2024	$ 166,325	$ 232		$ 447,369	$ (20,091)	$ (10,060)	$ (251,125)
Balance, shares at Dec. 31, 2024		88,392,925
Exercise of options and vesting of RSUs	651		[1]	651	0	0	0
Exercise of options and vesting of RSUs, shares		628,402
Share-based compensation	2,199	$ 0		2,199	0	0	0
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, LLC	990	$ 1		989	0	0	0
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, LLC (Shares)		214,657
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd.	1,502	$ 1		1,501	0	0	0
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd. (in shares)		653,985
Other comprehensive income (loss), net	2,357	$ 0		0	0	2,357	0
Net loss	(2,247)	0		0	0	0	(2,247)
Balance at Jun. 30, 2025	171,777	$ 234		452,709	(20,091)	(7,703)	(253,372)
Balance, shares at Jun. 30, 2025		89,889,969
Balance at Dec. 31, 2025	$ 172,752	$ 234		454,640	(20,091)	(8,816)	(253,215)
Balance, shares at Dec. 31, 2025	90,629,280	90,629,280
Exercise of options and vesting of RSUs	$ 287		[1]	287	0	0	0
Exercise of options and vesting of RSUs, shares		601,247
Share-based compensation	2,647	$ 0		2,647	0	0	0
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, LLC	116		[1]	116	0	0	0
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, LLC (Shares)		49,985
Other comprehensive income (loss), net	(318)	$ 0		0	0	(318)	0
Net loss	(3,434)	0		0	0	0	(3,434)
Balance at Jun. 30, 2026	$ 172,050	$ 234		$ 457,690	$ (20,091)	$ (9,134)	$ (256,649)
Balance, shares at Jun. 30, 2026	91,280,512	91,280,512

[1]	Represent an amount lower than $1 thousand